Statement of Earnings - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues and other income
Sales of goods		$ 76,569	$ 71,873	$ 72,990
Sales of services		30,190	28,669	27,158
Other income (Note 17)		778	3,108	2,563
GECC earnings from continuing operations		0	0	0
GECC revenues from services (Note 18)		24,671	25,336	25,180
Total revenues and other income		132,208	128,986	127,891
Costs and expenses (Note 19)
Cost of goods sold		61,257	57,867	56,785
Cost of services sold		20,054	19,274	17,525
Interest and other financial charges		5,334	5,539	6,442
Investment contracts, insurance losses and insurance annuity benefits		2,548	2,676	2,857
Provision for losses on financing receivables (Note 6)		3,623	4,053	3,224
Other costs and expenses		25,238	26,154	26,497
Total costs and expenses		118,054	115,563	113,330
Earnings from continuing operations before income taxes		14,154	13,423	14,561
Benefit (provision) for income taxes (Note 14)		(1,508)	(1,212)	(2,526)
Earnings from continuing operations		12,646	12,211	12,035
Earnings (loss) from discontinued operations, net of taxes (Note 2)		2,699	1,144	1,829
Net earnings		15,345	13,355	13,864
Less net earnings (loss) attributable to noncontrolling interests		112	298	223
Net earnings attributable to the Company		15,233	13,057	13,641
Preferred stock dividends declared		0	0	0
Net earnings attributable to GE common shareowners		15,233	13,057	13,641
Amounts attributable to GE common shareowners
Earnings from continuing operations		12,646	12,211	12,035
Less net earnings (loss) attributable to noncontrolling interests		112	298	223
Earnings from continuing operations attributable to the Company		12,534	11,913	11,812
GECC preferred stock dividends declared		0	0	0
Earnings from continuing operations attributable to GE common shareowners		12,534	11,913	11,812
Earnings (loss) from discontinued operations, net of taxes		2,699	1,144	1,829
Net earnings attributable to GE common shareowners		$ 15,233	$ 13,057	$ 13,641
Earnings from continuing operations
Diluted earnings per share		$ 1.24	$ 1.16	$ 1.12
Basic earnings per share		1.25	1.16	1.12
Net earnings
Diluted earnings per share		1.5	1.27	1.29
Basic earnings per share		1.51	1.28	1.29
Dividends declared per common share		$ 0.89	$ 0.79	$ 0.7
GE
Revenues and other income
Sales of goods	[1]	$ 76,714	$ 71,951	$ 73,304
Sales of services	[1]	30,594	29,063	27,571
Other income (Note 17)	[1]	707	2,886	2,657
GECC earnings from continuing operations	[1]	4,530	4,994	4,533
GECC revenues from services (Note 18)	[1]	0	0	0
Total revenues and other income	[1]	112,545	108,894	108,065
Costs and expenses (Note 19)
Cost of goods sold	[1]	61,420	57,962	57,118
Cost of services sold	[1]	20,457	19,668	17,938
Interest and other financial charges	[1]	1,579	1,333	1,353
Investment contracts, insurance losses and insurance annuity benefits	[1]	0	0	0
Provision for losses on financing receivables (Note 6)	[2]	0	0	0
Other costs and expenses	[1]	14,971	16,105	17,671
Total costs and expenses	[1]	98,427	95,068	94,080
Earnings from continuing operations before income taxes	[1]	14,118	13,826	13,985
Benefit (provision) for income taxes (Note 14)	[1]	(1,634)	(1,668)	(2,013)
Earnings from continuing operations	[1]	12,484	12,158	11,972
Earnings (loss) from discontinued operations, net of taxes (Note 2)	[1]	2,699	1,144	1,829
Net earnings	[2]	15,183	13,302	13,801
Less net earnings (loss) attributable to noncontrolling interests	[2]	(50)	245	160
Net earnings attributable to the Company	[2]	15,233	13,057	13,641
Preferred stock dividends declared	[1]	0	0	0
Net earnings attributable to GE common shareowners	[1]	15,233	13,057	13,641
Amounts attributable to GE common shareowners
Earnings from continuing operations	[1]	12,484	12,158	11,972
Less net earnings (loss) attributable to noncontrolling interests	[2]	(50)	245	160
Earnings from continuing operations attributable to the Company	[1]	12,534	11,913	11,812
GECC preferred stock dividends declared	[1]	0	0	0
Earnings from continuing operations attributable to GE common shareowners	[1]	12,534	11,913	11,812
Earnings (loss) from discontinued operations, net of taxes	[2]	2,699	1,144	1,829
Net earnings attributable to GE common shareowners	[1]	15,233	13,057	13,641
GECC
Revenues and other income
Sales of goods		121	126	118
Sales of services		0	0	0
Other income (Note 17)		0	0	0
GECC earnings from continuing operations		0	0	0
GECC revenues from services (Note 18)		26,223	26,882	26,453
Total revenues and other income		26,344	27,008	26,571
Costs and expenses (Note 19)
Cost of goods sold		104	108	99
Cost of services sold		0	0	0
Interest and other financial charges		4,249	4,690	5,632
Investment contracts, insurance losses and insurance annuity benefits		2,678	2,779	2,984
Provision for losses on financing receivables (Note 6)		3,623	4,053	3,224
Other costs and expenses		11,124	10,787	9,523
Total costs and expenses		21,778	22,417	21,462
Earnings from continuing operations before income taxes		4,566	4,591	5,109
Benefit (provision) for income taxes (Note 14)		126	456	(513)
Earnings from continuing operations		4,692	5,047	4,596
Earnings (loss) from discontinued operations, net of taxes (Note 2)		2,704	1,210	1,682
Net earnings		7,396	6,257	6,278
Less net earnings (loss) attributable to noncontrolling interests		162	53	63
Net earnings attributable to the Company		7,234	6,204	6,215
Preferred stock dividends declared		(322)	(298)	(123)
Net earnings attributable to GE common shareowners		6,912	5,906	6,092
Amounts attributable to GE common shareowners
Earnings from continuing operations		4,692	5,047	4,596
Less net earnings (loss) attributable to noncontrolling interests		162	53	63
Earnings from continuing operations attributable to the Company		4,530	4,994	4,533
GECC preferred stock dividends declared		(322)	(298)	(123)
Earnings from continuing operations attributable to GE common shareowners		4,208	4,696	4,410
Earnings (loss) from discontinued operations, net of taxes		2,704	1,210	1,682
Net earnings attributable to GE common shareowners		$ 6,912	$ 5,906	$ 6,092

[1]	(a) Represents the adding together of all affiliated companies except General Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis. See Note 1.
[2]	(a) Represents the adding together of all affiliated companies except Gener al Electric Capital Corporation (GECC or Financial Services), which is presented on a one-line basis.